9. PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2017
Personnel Expenses
PERSONNEL EXPENSES

IN MILLIONS OF USD	2017	2016	2015
Salaries and wages	(298.4)	(270.3)	(227.0)
Social security expenses	(43.0)	(38.5)	(29.8)
Other personnel expenses	(29.9)	(28.6)	(22.7)
Total	(371.3)	(337.4)	(279.5)

Full time equivalents (FTE - unaudited)	8,894	8,485	8,124